As filed with the Securities and Exchange Commission on May 20, 2013

Securities Act File No. 2-53038

Investment Company Act File No. 811-2565

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement Under The Securities Act Of 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 78	☒

and/or

Registration Statement Under The Investment Company Act Of 1940	☒

Amendment No. 69 (Check appropriate box or boxes)	☒

ING MONEY MARKET PORTFOLIO

(Exact Name of Registrant Specified in Charter)

7337 E. Doubletree Ranch Road, Suite 100

Scottsdale, AZ 85258

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (800) 992-0180

Huey P. Falgout, Jr., Esq. ING Investments, LLC 7337 E. Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258 (Name and Address of Agent for Service)	With copies to: Philip H. Newman, Esq. Goodwin Procter, LLP Exchange Place 53 State Street Boston, MA 02109

It is proposed that this filing will become effective (check appropriate box):

☒ Immediately upon filing pursuant to paragraph (b)	☐ On (date) pursuant to paragraph (a)(1)

☐ On (date) pursuant to paragraph (b)	☐ 75 days after filing pursuant to paragraph (a)(2)

☐ 60 days after filing pursuant to paragraph (a)(1)	☐ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 78 to its Registration Statement on Form N-1A pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 78 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and the State of Arizona on the 20th day of May, 2013.

ING MONEY MARKET PORTFOLIO

By:	/s/: Theresa K. Kelety
Theresa K. Kelety
Secretary

Signature	Title	Date

	President, Chief Executive Officer and Interested Director	May 20, 2013
Shaun P. Mathews*

	Senior Vice President and Chief/Principal Financial Officer	May 20, 2013
Todd Modic*

	Director	May 20, 2013
Albert E. DePrince Jr.*

	Director	May 20, 2013
Martin J. Gavin*

	Director	May 20, 2013
Russell H. Jones*

	Chairman and Trustee	May 20, 2013
Sidney Koch*

	Director	May 20, 2013
Joseph E. Obermeyer*

*By:	/s/: Theresa K. Kelety
Theresa K. Kelety
Attorney-in-Fact**

**	Powers of attorney for Todd Modic and each Trustee were filed as an Exhibit to Post-Effective Amendment No. 76 to the Registrant’s Form N-1A Registration Statement on February 28, 2013 and incorporated herein by reference.

EXHIBIT INDEX

ING MONEY MARKET PORTFOLIO

Exhibit Number	Exhibit Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase